Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,492	$ 16,690	$ 33,284
Advance payment on research contract			48,912
Prepaid expenses	84,191	28,638	38,880
Total current assets	85,683	45,328	121,076
Long-term prepaid insurance, net of current portion of $10,586 and $14,945 at December 31, 2019 and December 31, 2018 respectively			3,114
Total assets	85,683	45,328	124,190
Current liabilities:
Accounts payable and accrued expenses	4,307,228	3,772,030	3,303,120
Accrued compensation and related expenses	2,270,084	2,083,841	1,304,434
Convertible notes payable, currently due and payable on demand	201,754	551,591	239,666
Note payable to SY Corporation	760,215	766,236	744,441
Notes and advances payable to officers	147,871	142,238	102,716
Notes payable to former officer	178,017	169,577	154,161
Other short-term notes payable	67,262	4,634	8,907
Total current liabilities	7,932,431	7,490,147	5,857,445
Commitments and contingencies (Note 8, 9)
Stockholders' deficiency: (Note 6)
Series B convertible preferred stock, value	21,703	21,703	21,703
Common stock, value	222,307	4,175	3,872
Additional paid-in capital	160,181,182	159,038,388	158,635,222
Accumulated deficit	(168,271,940)	(166,509,085)	(164,394,052)
Total stockholders' deficiency	(7,846,748)	(7,444,819)	(5,733,225)
Total liabilities and stockholders' deficiency	$ 85,683	$ 45,328	$ 124,190